Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2011
Earnings Per Share
Summary of Net Income (Loss) Attributable to NHI Common Shareholders Per Share Basic and Diluted

	Yen amounts in millions except per share data presented in yen			Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥(708,192)	¥67,798	¥28,661	$346

Weighted average number of shares outstanding	1,941,906,637	3,126,790,289	3,627,798,587

Net income (loss) attributable to NHI shareholders per share	¥(364.69)	¥21.68	¥7.90	$0.10

Diluted—
Net income (loss) attributable to NHI shareholders	¥(708,207)	¥67,784	¥28,642	$346

Weighted average number of shares outstanding	1,934,159,290	3,139,394,052	3,642,689,381

Net income (loss) attributable to NHI shareholders per share	¥(366.16)	¥21.59	¥7.86	$0.09